NONCONTROLLLING INTEREST	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
NATURE OF OPERATIONS
Non-controllling Interest

6.  NON-CONTROLLLING INTEREST

Non-controlling interest in loss of consolidated subsidiaries was $9,225 and $14,983 for the three and nine months ended September 30, 2022 respectively. The Company has a 51% equity interest in Blackbox Technologies and Systems. LLC.

NONCONTROLLLING INTEREST

6. NON-CONTROLLLING INTEREST

Non-controlling interest in loss of consolidated subsidiaries was $93,328 and $0 for December 31, 2021 and 2020 respectively. The loss from non-controlling interest resulted in the legal and early construction expenses related to Blackbox Technologies and Systems Inc.’s commencement of the Michigan growth facility. The Company has a 51% equity interest in Blackbox Technologies and Systems. LLC. Blackbox Technologies and Systems, LLC.